Warrant Liabilities - Narrative (Details) $ / shares in Units, $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 D $ / shares shares
Derivative [Line Items]
Number of warrants exchanged | shares	1,941,297
Proceeds from warrant exchanged | $	$ 22,325
Exercise price of warrant | $ / shares	$ 11.50	$ 11.50
Warrants and rights outstanding, term	5 years	5 years
Period after transaction when private placement warrants become identical to public warrants		30 days
Warrant Redemption Scenario One
Derivative [Line Items]
Stock price trigger (usd per share) | $ / shares	$ 18.00	$ 18.00
Redemption price (usd per share) | $ / shares	0.01	$ 0.01
Prior written notice period for redemption		30 days
Threshold trading days | D		20
Threshold consecutive trading day period | D		30
Threshold ending trading days | D		3
Warrant Redemption Scenario Two
Derivative [Line Items]
Stock price trigger (usd per share) | $ / shares	10.00	$ 10.00
Redemption price (usd per share) | $ / shares	$ 0.10	$ 0.10
Prior written notice period for redemption		30 days
Threshold trading days | D		20
Threshold consecutive trading day period | D		30
Public Warrants
Derivative [Line Items]
Class of warrant outstanding | shares	9,558,703	9,558,703
Private Placement Warrants
Derivative [Line Items]
Class of warrant outstanding | shares	8,900,000	8,900,000